Goodwill - Summary of Movements on Goodwill (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 48,496	$ 48,496
Buzzinate Company Limited [Member]
Goodwill [Line Items]
Goodwill	2,958	2,958
OptAim Limited [Member]
Goodwill [Line Items]
Goodwill	$ 45,538	$ 45,538